EQUITY FINANCING (Details Textual) $ / shares in Units, ¥ in Thousands, $ in Thousands				12 Months Ended
	Jan. 25, 2019 USD ($) shares	Jan. 25, 2019 CNY (¥) shares	Jan. 25, 2018 $ / shares shares	Sep. 30, 2019 CNY (¥)	Sep. 30, 2018 CNY (¥)	Sep. 30, 2017 CNY (¥)
Aggregate purchase price | ¥				¥ 53,599	¥ 15,645	¥ 2,885
Tiger Capital Fund SPC
Shares of warrants			1,000,000
Strike price | $ / shares			$ 6.47
Class Of Warrant Or Right Term			5 years
Stock Issued During Period, Shares, New Issues	1,397,680	1,397,680
Aggregate purchase price	$ 7,743	¥ 53,599